Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 961,144,248.49
Previously Paid Amount	0
Total Fee Amount	132,734.02
Total Offset Amount	14,220.45
Net Fee	$ 118,513.57